united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

Class A, Class C, And Class I Shares

Semi-annual Report
March 31, 2018

1-888-643-3431
WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox MutualHedge Futures Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox MutualHedge Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	(12/31/09)	(5/24/11)
Equinox MutualHedge Futures Strategy Fund Class A	4.47%	(2.32)%	(0.72)%	2.38%	1.86%	N/A
Equinox MutualHedge Futures Strategy Fund Class A with load	(1.52)%	(7.99)%	(2.65)%	1.17%	1.13%	N/A
Equinox MutualHedge Futures Strategy Fund Class C	4.13%	(3.00)%	(1.46)%	1.63%	1.11%	N/A
Equinox MutualHedge Futures Strategy Fund Class I	4.56%	(2.08)%	(0.47)%	2.65%	N/A	1.66%
Barclay BTOP50 Index	1.03%	(1.60)%	(4.46)%	0.32%	0.42%	(0.42)%
S&P 500 Total Return Index	5.84%	13.99%	10.78%	13.31%	13.37%	13.07%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 1.97% for Class A shares, 2.73% for Class C shares, and 1.74% for Class I Shares per the January 29, 2018, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2018, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class as of March 31, 2018	% of Net Assets
U.S. Treasury Notes	29.8%
Money Market Funds	15.9%
Other Assets and Liabilities - Net	54.3%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings. Derivative exposure is included in “Other Assets and Liabilities - Net.”

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Principal		Coupon Rate	Maturity Date	Fair Value
	U.S. TREASURY NOTES - 29.8%
$20,000,000	United States Treasury Note	0.7500	4/15/2018	$19,994,107
20,000,000	United States Treasury Note	0.8750	7/15/2018	19,946,362
5,000,000	United States Treasury Note	1.0000	5/15/2018	4,996,050
35,000,000	United States Treasury Note	1.5000	2/28/2019	34,809,277
	TOTAL U.S. TREASURY NOTES (Cost $79,828,857)			79,745,796

Shares
	SHORT-TERM INVESTMENTS - 15.9%
	MONEY MARKET FUNDS - 15.9%
21,289,361	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 1.49%* +			21,289,361
21,290,532	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 1.49% * +			21,290,532
				42,579,893

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,579,893)			42,579,893

	TOTAL INVESTMENTS - 45.7% (Cost $122,408,750)			$122,325,689
	OTHER ASSETS AND LIABILITIES - NET - 54.3%			145,648,366
	TOTAL NET ASSETS - 100.0%			$267,974,055

*	Pledged as collateral for swap agreement.

+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

TOTAL RETURN SWAPS
						Unrealized
Notional Value at					Maturity	Appreciation/
March 31, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Date	(Depreciation)
37,396,099	BlueCrest Systematic Macro Program Total Return Swap +	Morgan Stanley	One month USD Libor plus 0.30% of the notional value	Total returns of BlueCrest Systematic Macro Program Total Return Swap	8/5/2019	$(282,396)
286,133,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	12/31/2018	1,405,450

39,945,040	QuantMetrics MultiStrategy Trading Program Total Return Swap	Morgan Stanley	One month USD Libor plus 0.30% of the notional value	Total returns of QuantMetrics MultiStrategy Trading Program Total Return Swap	2/15/2022	(312,800)
374,099,293	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	1/31/2022	23,595,126

46,640,308	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	$(29,656)
						24,375,724

+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

BlueCrest Systematic Macro Program Total Return Swap Top 50 Holdings ^

FUTURES CONTRACTS
Short Contracts
Number of				Notional Value at March	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	31, 2018	(Depreciation)
118	5 Year Treasury Note	Morgan Stanley	Jun-18	13,506,391	$(63,313)
57	Australian Bill	Morgan Stanley	Jun-18	3,111,947	2,045
27	Canadian Bond	Morgan Stanley	Jun-18	2,790,474	(42,373)
186	Corn	Morgan Stanley	May-18	3,606,075	(115,938)
23	ERX Euro Schatz	Morgan Stanley	Jun-18	3,173,954	(567)
132	Euribor	Morgan Stanley	Jun-18	2,914,239	(5,977)
132	Euribor	Morgan Stanley	Sep-18	2,914,093	(8,920)
132	Euribor	Morgan Stanley	Dec-18	2,913,658	(12,447)
26	IBEX Index	Morgan Stanley	Apr-18	3,066,874	2,646

Long Contracts
414	2 Year Treasury Note	Morgan Stanley	Jun-18	88,020,281	43,859
100	Australian 3 Year Bond	Morgan Stanley	Jun-18	8,537,038	17,023
48	Australian Bill	Morgan Stanley	Mar-19	2,619,751	3,823
48	Australian Bill	Morgan Stanley	Jun-19	2,619,237	3,540
48	Australian Bill	Morgan Stanley	Sep-19	2,618,723	8,334
48	CAC Index	Morgan Stanley	Apr-18	3,049,155	(24,408)
29	ERX BOBL	Morgan Stanley	Jun-18	4,690,823	23,933
24	Euro BTS Future	Morgan Stanley	Jun-18	3,335,762	14,974
14	Japan Government Bond	Morgan Stanley	Jun-18	19,860,329	3,223
36	US 10 Year Note	Morgan Stanley	Jun-18	4,361,063	30,016

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to
		Deliver/					Unrealized Appreciation/
Settlement Date	Counterparty	Receive	Value	In Exchange For	Value	U.S. Dollar Value	(Depreciation)
To Buy:
04/02/2018	Morgan Stanley	CAD	9,548,094	USD	9,548,094	7,404,547	$(3,674)
04/02/2018	Morgan Stanley	JPY	841,041,285	USD	841,041,285	7,913,357	7,035
04/03/2018	Morgan Stanley	EUR	2,400,000	USD	2,400,000	2,957,760	(1,400)
04/04/2018	Morgan Stanley	AUD	13,300,000	USD	13,300,000	10,213,070	5,327
04/04/2018	Morgan Stanley	NOK	27,672,727	USD	27,672,727	3,531,040	5,100
04/18/2018	Morgan Stanley	AUD	16,400,000	USD	16,400,000	12,593,560	(153,326)
04/18/2018	Morgan Stanley	CAD	15,677,438	USD	15,677,438	12,157,854	78,847
04/18/2018	Morgan Stanley	EUR	10,700,000	USD	10,700,000	13,186,680	(6,107)
04/18/2018	Morgan Stanley	GBP	12,000,000	USD	12,000,000	16,818,000	(51,803)
04/18/2018	Morgan Stanley	JPY	1,822,697,513	USD	1,822,697,513	17,149,761	(74,857)
04/18/2018	Morgan Stanley	MXN	72,767,570	USD	72,767,570	4,001,489	85,901
04/18/2018	Morgan Stanley	NOK	85,542,482	USD	85,542,482	10,915,221	(132,246)
04/18/2018	Morgan Stanley	NZD	24,500,000	USD	24,500,000	17,730,650	(127,986)
04/18/2018	Morgan Stanley	SEK	112,734,886	USD	112,734,886	13,515,222	(281,204)
04/18/2018	Morgan Stanley	TRY	27,081,298	USD	27,081,298	6,847,506	(171,255)
04/18/2018	Morgan Stanley	ZAR	34,678,579	USD	34,678,579	2,927,670	7,082
06/20/2018	Morgan Stanley	INR	310,015,736	USD	310,015,736	4,763,392	5,722

To Sell:
4/2/2018	Morgan Stanley	CAD	9,548,095	USD	9,548,095	7,404,548	(6,460)
4/2/2018	Morgan Stanley	JPY	841,041,283	USD	841,041,283	7,913,357	(18,956)
4/3/2018	Morgan Stanley	EUR	2,400,000	USD	2,400,000	2,957,760	13,174
4/4/2018	Morgan Stanley	GBP	3,900,000	USD	3,900,000	5,465,850	19,704
04/18/2018	Morgan Stanley	AUD	24,100,000	USD	24,100,000	18,506,390	271,263
04/18/2018	Morgan Stanley	CAD	23,689,132	USD	23,689,132	18,370,922	4,197
04/18/2018	Morgan Stanley	EUR	13,000,000	USD	13,000,000	16,021,200	46,252
04/18/2018	Morgan Stanley	GBP	6,200,000	USD	6,200,000	8,689,300	43,193
04/18/2018	Morgan Stanley	JPY	2,153,820,048	USD	2,153,820,048	20,265,293	24,231
04/18/2018	Morgan Stanley	NOK	96,165,234	USD	96,165,234	12,270,684	209,314
04/18/2018	Morgan Stanley	NZD	24,900,000	USD	24,900,000	18,020,130	(29,150)
04/18/2018	Morgan Stanley	SEK	124,314,333	USD	124,314,333	14,903,424	232,998
04/18/2018	Morgan Stanley	THB	82,824,327	USD	82,824,327	2,656,342	(7,388)
06/20/2018	Morgan Stanley	KRW	4,024,072,133	USD	4,024,072,133	3,791,883	(18,200)

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - Pound Sterling

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

THB - Thai Baht

TRY - Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^

FUTURES CONTRACTS
Number of				Notional Value at	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	September 30, 2017	(Depreciation)
Short Contracts
1,749	2 year Euro-Schatz Future	Deutsche Bank	Jun-18	240,789,745	$(248,030)
754	2 year U.S. Treasury Notes Future	Deutsche Bank	Jul-18	160,202,274	1,712
509	3 month Euro (EURIBOR)	Deutsche Bank	Mar-19	156,906,754	(18,109)
753	3 month Sterling	Deutsche Bank	Mar-19	130,572,026	12,493
231	3 month Sterling	Deutsche Bank	Jun-18	40,155,249	33,855
185	3 month Sterling	Deutsche Bank	Sep-18	32,131,378	28,618
258	3 year Australian Treasury Bond Future	Deutsche Bank	Jun-18	59,749,059	(31,935)
1,250	5 year U.S. Treasury Notes Future	Deutsche Bank	Jul-18	142,971,625	(379,502)
24	10 year Japanese Goverment Bond Future	Deutsche Bank	Jun-18	34,724,288	(33,245)
248	10 year U.S. Treasury Notes Future	Deutsche Bank	Jun-18	29,982,108	(199,610)
260	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-18	47,807,836	1,557
222	E-Mini S&P 500	Deutsche Bank	Jun-18	29,296,710	783,732
2,061	Eurodollar	Deutsche Bank	Mar-19	501,879,263	(257,544)
221	Eurodollar	Deutsche Bank	Dec-18	53,868,750	76,169
220	Eurodollar	Deutsche Bank	Sep-18	53,691,000	70,986
173	Eurodollar	Deutsche Bank	Jun-19	42,088,738	58,843
163	Eurodollar	Deutsche Bank	Jun-18	39,810,713	63,282
150	Eurodollar	Deutsche Bank	Sep-19	36,474,375	22,178
341	FTSE 100 Index Future	Deutsche Bank	Jun-18	33,571,598	215,741

Long Contracts
61	2 year Euro-Schatz Future	Deutsche Bank	Jun-18	46,357,575	$78,112
270	2 year US Treasury Notes Future	Deutsche Bank	Jun-18	46,143,778	1,182,466
2,594	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	357,195,631	334,998
564	3 month Euro (EURIBOR)	Deutsche Bank	Jul-18	119,902,875	64,574
1,177	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	363,026,630	11,591
1,062	3 month Euro (EURIBOR)	Deutsche Bank	Sep-18	327,540,412	16,695
1,056	3 month Euro (EURIBOR)	Deutsche Bank	Dec-18	325,641,202	85,517
794	3 month Euro (EURIBOR)	Deutsche Bank	Mar-19	244,762,206	141,043
596	10 year Australian Treasury Bond Future	Deutsche Bank	Jun-19	183,579,194	123,057
484	10 year Italian Bond Future	Deutsche Bank	Sep-19	148,932,285	78,707
379	Euro-BOBL Future	Deutsche Bank	Jun-18	61,179,525	207,160
417	Euro-BUND Future	Deutsche Bank	Jun-18	81,795,465	1,015,332

TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to
		Deliver/					Unrealized Appreciation/
Settlement Date	Counterparty	Receive	Value	In Exchange For	Value	U.S. Dollar Value	(Depreciation)
To Buy:
Jun-18	Deutsche Bank	CHF	37,447,943	USD	39,672,907	40,287,870	$614,963
Jun-18	Deutsche Bank	SEK	228,753,474	USD	27,921,421	28,553,424	632,003

OPTIONS ON CURRENCY
					Unrealized Appreciation/
Put/Call	Description	Expiration	Strike Price	Notional Value	(Depreciation)
Purchased:
Call	USD/EUR	Jun-18	1.31	40,978,419	$21,128
Call	CHF/USD	Jun-18	1.05	34,243,804	78
Call	JPY/AUD	Apr-18	84.00	30,791,239	19,237
Put	JPY/NZD	Jun-18	72.50	46,715,313	12,233
Put	USD/EUR	Jun-18	1.17	33,736,488	29,366
Put	NZD/EUR	Apr-18	1.69	30,791,239	68,684

Written:
Call	JPY/CAD	Sep-18	96.00	51,154,324	$(12,975)
Call	JPY/AUD	Jun-18	89.00	46,186,859	(23,076)
Call	USD/EUR	Jun-18	1.31	40,978,419	(21,128)
Call	CHF/USD	Jun-18	1.05	34,243,804	(78)
Call	CHF/USD	Jun-18	1.06	34,243,804	(35)
Put	JPY/NZD	Jun-18	72.50	46,715,313	(12,233)
Put	NZD/EUR	Jun-18	1.62	46,186,859	(52,055)
Put	USD/AUD	May-18	0.75	44,907,296	(85,511)
Put	SEK/EUR	Jun-18	9.70	42,417,222	33,112
Put	JPY/AUD	Aug-18	72.75	36,463,310	(42,582)
Put	USD/EUR	Jun-18	1.17	33,736,488	(29,366)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

JPY - Japanese Yen

SEK - Swedish Krona

USD - U.S. Dollar

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

MutualHedge QuantMetrics MultiStrategy Trading Program Swap Top 50 Holdings ^+

FUTURES CONTRACTS
Short Contracts
Number of				Notional Value at	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
3	Dax Index	Morgan Stanley	Jun-18	1,120,205	$(22,692)
2	E-Mini S&P	Morgan Stanley	Jun-18	264,300	(3,175)
3	EUR/USD CME	Morgan Stanley	Jun-18	462,150	3,494
7	U.S. 10 Year Note	Morgan Stanley	Jun-18	847,984	(2,734)

FUTURES CONTRACTS
Long Contracts
Number of				Notional Value at	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
1	Australian Dollar CME	Morgan Stanley	Jun-18	76,790	$(80)
11	British Pound CME	Morgan Stanley	Jun-18	963,531	(1,194)
13	Euro STOXX 50	Morgan Stanley	Jun-18	525,656	5,731
29	FTSE Index	Morgan Stanley	Jun-18	2,842,403	22,018
1	Japan Government Bond OSE	Morgan Stanley	Jun-18	1,418,595	(941)
1	Japanese Yen CME	Morgan Stanley	Jun-18	117,613	456
9	NIKKEI Index	Morgan Stanley	Jun-18	908,204	22,346
7	S&P Canada	Morgan Stanley	Jun-18	983,644	10,609
8	SFE SPI 200	Morgan Stanley	Jun-18	880,935	(3,935)

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

+	There is a cash balance within the basket to fund future investment activity.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Select CTA Trading Program Total Return Swap Top 50 Holdings ^

FUTURES CONTRACTS
Short Contracts
Number of				Notional Value at	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
279	2 Year Euro-Schatz Future	Deutsche Bank	Jun-18	38,400,795	$(25,638)
203	2 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-18	43,154,684	(4,218)
607	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-18	187,141,281	(20,810)
149	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	45,672,018	(61,927)
133	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	40,890,517	(58,260)
375	3 Month Sterling	Deutsche Bank	Jun-18	65,185,265	101,338
178	3 Month Sterling	Deutsche Bank	Mar-19	30,886,853	31,766
353	5 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-18	40,342,886	(104,481)
502	10 Year U.S. Treasury Notes Future	Deutsche Bank	Jun-18	60,750,788	(352,685)
529	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-18	97,310,429	79,156
339	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-18	62,386,995	25
716	Brent Crude Monthly Future	Deutsche Bank	Apr-18	49,459,041	(2,234,215)
402	Copper Future	Deutsche Bank	May-18	30,469,434	1,303,362
182	Copper Grade A Future	Deutsche Bank	Apr-18	30,250,462	2,083,768
167	Euro-BUND Future	Deutsche Bank	Jun-18	32,673,740	(265,126)
5,719	Eurodollar	Deutsche Bank	Jun-18	1,396,893,349	428,221
974	Eurodollar	Deutsche Bank	Sep-19	236,735,498	(27,529)
329	Eurodollar	Deutsche Bank	Dec-20	79,937,849	(27,171)
242	Eurodollar	Deutsche Bank	Jun-19	58,771,465	(63,128)
236	Eurodollar	Deutsche Bank	Mar-21	57,378,404	(36,221)
1,452	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Apr-18	94,136,087	(3,862,821)
5	Nikkei 225 Future	Deutsche Bank	Jun-18	29,589,920	(10,492)
2,061	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-18	392,132,016	(89,755)

Long Contracts
489	2 Year Euro-Schatz Future	Deutsche Bank	Jun-18	67,303,821	82,313
199	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-21	60,712,537	84,205
189	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	57,984,296	35,098
176	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-19	54,028,873	45,560
167	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-18	51,537,981	15,413
125	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-20	38,404,953	51,682
121	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-18	37,220,164	7,769
109	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-19	33,640,468	26,790
324	3 Month Sterling	Deutsche Bank	Dec-18	56,168,632	(82,026)
211	3 Month Sterling	Deutsche Bank	Sep-18	36,578,877	(70,556)
74	10 Year Australian Treasury Bond Future	Deutsche Bank	Jun-18	56,377,214	44,007
70	10 Year Japanese Goverment Bond Future	Deutsche Bank	Jun-18	99,197,904	58,286
704	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-18	129,230,147	27,897
223	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-19	41,008,926	37,551
648	Brent Crude Monthly Future	Deutsche Bank	Jun-18	44,183,761	12,486
182	Copper Grade A Future	Deutsche Bank	Apr-18	30,250,462	(2,113,542)
3,461	Eurodollar	Deutsche Bank	Dec-18	843,726,347	(3,144,732)
1,460	Eurodollar	Deutsche Bank	Jun-19	355,085,768	(130,959)
1,312	Eurodollar	Deutsche Bank	Dec-19	318,962,686	(315,417)
974	Eurodollar	Deutsche Bank	Sep-18	237,675,973	(584,036)
583	Eurodollar	Deutsche Bank	Mar-19	141,937,326	29,156
966	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-18	62,506,227	2,532,408
479	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-18	30,643,819	1,071,535
15	Nikkei 225 Future	Deutsche Bank	Jun-18	73,185,966	48,312
864	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-18	164,144,389	42,197
703	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-18	133,342,049	32,257
689	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	130,627,333	11,312

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Single CTA Program Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS
Short Contracts
Number of				Notional Value at	Unrealized Appreciation/
Contracts	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
7	3MO EURO EURIBOR	Morgan Stanley	Dec-18	1,755,250	$(939)
11	90-DAY BANK BILL	Morgan Stanley	Jun-18	2,636,241	676
24	90DAY EURO$FUTURE	Morgan Stanley	Dec-18	2,925,150	16,550
35	90DAY EURO$FUTURE	Morgan Stanley	Mar-19	4,261,688	26,738
40	90DAY EURO$FUTURE	Morgan Stanley	Jun-19	4,866,250	34,425
42	90DAY EURO$FUTURE	Morgan Stanley	Sep-19	5,106,938	37,875
43	90DAY EURO$FUTURE	Morgan Stanley	Dec-19	5,225,306	38,425
43	90DAY EURO$FUTURE	Morgan Stanley	Mar-20	5,224,769	35,663
39	90DAY EURO$FUTURE	Morgan Stanley	Jun-20	4,738,500	29,063
36	90DAY EURO$FUTURE	Morgan Stanley	Sep-20	4,373,550	24,475
33	90DAY EURO$FUTURE	Morgan Stanley	Dec-20	4,008,056	16,863
26	90DAY EURO$FUTURE	Morgan Stanley	Mar-21	3,158,025	(3,075)
15	90DAY STERLING FUTURE	Morgan Stanley	Dec-18	1,854,750	4,139
18	90DAY STERLING FUTURE	Morgan Stanley	Mar-19	2,224,125	4,542
20	90DAY STERLING FUTURE	Morgan Stanley	Jun-19	2,469,500	4,595
21	90DAY STERLING FUTURE	Morgan Stanley	Sep-19	2,591,400	4,577
21	90DAY STERLING FUTURE	Morgan Stanley	Dec-19	2,589,825	4,542
20	90DAY STERLING FUTURE	Morgan Stanley	Mar-20	2,465,500	3,683
18	90DAY STERLING FUTURE	Morgan Stanley	Jun-20	2,218,050	2,543
17	90DAY STERLING FUTURE	Morgan Stanley	Sep-20	2,094,188	1,421
16	90DAY STERLING FUTURE	Morgan Stanley	Dec-20	1,970,600	193
18	AUDUSD CRNCY FUTURE	Morgan Stanley	Jun-18	138,168,000	5,880
8	AUST 10Y BOND FUTURE	Morgan Stanley	Jun-18	7,963,385	(13,682)
20	AUST 3YR BOND FUTURE	Morgan Stanley	Jun-18	6,034,973	(3,655)
41	C$CURRENCY FUTURE	Morgan Stanley	Jun-18	318,262,500	(15,445)
20	CHF CURRENCY FUTURE	Morgan Stanley	Jun-18	262,850,000	36,500
14	COPPER FUTURE	Morgan Stanley	May-18	105,892,500	36,863
41	E-MINI RUSSEL 2000 INDEX	Morgan Stanley	Jun-18	3,138,960	147,018
1	EURO CHF 3MO ICE	Morgan Stanley	Jun-18	12,591,250	—
13	EURO-BOBL FUTURE	Morgan Stanley	Jun-18	1,706,250	(13,428)
74	EURO-SCHATZ FUTURE	Morgan Stanley	Jun-18	8,286,150	(15,935)
16	JPN YEN CURR FUTURE	Morgan Stanley	Jun-18	18,887,000,000	1,906
35	SILVER FUTURE	Morgan Stanley	May-18	2,846,900	59,455
68	US 2YR NOTE (CBT)	Morgan Stanley	Jun-18	14,457,438	(4,781)
52	US 5YR NOTE (CBT)	Morgan Stanley	Jun-18	5,951,969	(20,992)

Long Contracts
61	BP CURRENCY FUTURE	Morgan Stanley	Jun-18	535,961,250	13,375
24	BRENT CRUDE FUTURE	Morgan Stanley	Jun-18	1,664,160	106,420
24	EURO FX CURR FUTURE	Morgan Stanley	Jun-18	3,707,550	(24,725)
15	GASOLINE RBOB FUTURE	Morgan Stanley	May-18	127,297,800	42,147
8	GASOLINE RBOB FUTURE	Morgan Stanley	Jun-18	68,040,000	19,236
3	HANG SENG IDX FUTURE	Morgan Stanley	Apr-18	4,507,500	(2,262)
18	LME NICKEL	Morgan Stanley	May-18	5,973,750	113,856
35	MEXICAN PESO FUTURE	Morgan Stanley	Jun-18	95,042,500	23,220
2	NEW ZEAL 3MO BILL	Morgan Stanley	Jun-18	195,940,000	(35)
1	NEW ZEAL 3MO BILL	Morgan Stanley	Sep-18	97,919,999	(71)
5	NEW ZEALAND $FUTURE	Morgan Stanley	Jun-18	36,100,000	(4,360)
3	NIKKEI 225 (OSE)	Morgan Stanley	Jun-18	64,380,000	8,700
33	S&P500 EMINI FUTURE	Morgan Stanley	Jun-18	4,360,950	(239,110)
3	TOPIX INDX FUTURE	Morgan Stanley	Jun-18	51,495,000	4,357
29	WTI CRUDE FUTURE	Morgan Stanley	May-18	1,883,260	111,810

*	Non-Income producing investment.

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

ASSETS
Investment securities:
At cost	$122,408,750
At fair value	$122,325,689
Cash	55,492,581
Cash on deposit with broker - swap margin balance	88,652,415
Net unrealized appreciation from swap contracts	24,375,724
Receivable for fund shares sold	138,484
Prepaid expenses and other assets	60,489
TOTAL ASSETS	291,045,382

LIABILITIES
Due to broker - swap contract	22,481,038
Payable for fund shares repurchased	122,635
Investment advisory fees payable	324,928
Distribution (12b-1) fees payable	34,216
Payable to related parties	53,963
Accrued expenses and other liabilities	54,547
TOTAL LIABILITIES	23,071,327
NET ASSETS	$267,974,055

Composition of Net Assets:
Paid in capital	$375,197,759
Accumulated net investment loss	(138,195,507)
Accumulated net realized gain from security transactions and swap contracts	6,679,140
Net unrealized appreciation of investments and swap contracts	24,292,663
NET ASSETS	$267,974,055

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2018

Net Asset Value Per Share:
Class A Shares:
Net Assets	$61,402,414
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,301,211
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$8.41
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$8.92

Class C Shares:
Net Assets	$30,246,938
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,749,293
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.07

Class I Shares:
Net Assets	$176,324,703
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	20,759,536
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.49

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

INVESTMENT INCOME
Interest	$403,380

EXPENSES
Investment advisory fees	1,883,391
Distribution (12b-1) fees:
Class A	82,070
Class C	155,408
Shareholder services fees	92,346
Administrative services fees	41,282
Printing and postage expenses	34,460
Accounting services fees	33,164
Registration fees	27,979
Audit fees	18,830
Transfer agent fees	16,417
Custodian fees	14,502
Compliance officer fees	14,216
Legal fees	13,346
Trustees fees and expenses	6,321
Insurance expense	4,810
Other expenses	1,003
TOTAL EXPENSES	2,439,545
Plus: Recapture of fees waived/reimbursed by the Advisor	4,448
NET EXPENSES	2,443,993
NET INVESTMENT LOSS	(2,040,613)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from swap contracts	1,599,585

Net change in unrealized appreciation of:
Investments	139,390
Swap contracts	11,387,002
11,526,392
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,125,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,085,364

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment loss	$(2,040,613)	$(4,145,814)
Net realized gain from investment transactions and swap contracts	1,599,585	7,600,017
Net change in unrealized appreciation/(depreciation) of investments and swap contracts	11,526,392	(20,038,097)
Net increase/(decrease) in net assets resulting from operations	11,085,364	(16,583,894)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,370,468)
Class C	—	(204,203)
Class I	—	(2,207,024)
From net realized gains
Class A	—	(522,738)
Class C	—	(208,652)
Class I	—	(694,236)
From return of capital
Class A	—	(1,742,454)
Class C	—	(695,505)
Class I	—	(2,314,115)
Net decrease in net assets from distributions to shareholders	—	(9,959,395)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Class A	5,565,090	26,246,576
Class C	1,927,550	4,768,150
Class I	55,764,116	80,552,712
Net asset value of shares issued in reinvestment of distributions:
Class A	—	3,340,499
Class C	—	1,042,026
Class I	—	4,595,148
Redemption fee proceeds:
Class A	1,210	4,460
Class C	—	133
Class I	1,829	2,098
Payments for shares redeemed:
Class A	(19,263,145)	(64,921,887)
Class C	(5,179,626)	(15,724,439)
Class I	(38,990,515)	(78,102,705)
Total Decrease in Net Assets from Capital Transactions	(173,491)	(38,197,229)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,911,873	(64,740,518)

NET ASSETS
Beginning of Period	257,062,182	321,802,700
End of Period *	$267,974,055	$257,062,182
* Includes accumulated net investment loss of:	$(138,195,507)	$(136,154,894)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	668,472	3,075,276
Shares Reinvested	—	390,702
Shares Redeemed	(2,333,785)	(7,683,582)
Net decrease in shares of beneficial interest outstanding	(1,665,313)	(4,217,604)

Class C:
Shares Sold	241,279	580,405
Shares Reinvested	—	125,848
Shares Redeemed	(647,062)	(1,911,410)
Net decrease in shares of beneficial interest outstanding	(405,783)	(1,205,157)

Class I:
Shares Sold	6,614,374	9,396,726
Shares Reinvested	—	533,699
Shares Redeemed	(4,660,625)	(9,112,082)
Net increase in shares of beneficial interest outstanding	1,953,749	818,343

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2018		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$8.05		$8.82		$9.57		$9.45		$8.85		$9.94
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.12)		(0.07)		(0.08)		(0.11)		(0.12)
Net realized and unrealized gain/(loss) on investments	0.43		(0.36)		0.44		1.10		0.73		(0.97)
Total from investment operations	0.36		(0.48)		0.37		1.02		0.62		(1.09)
Less distributions from:
Net investment income	—		(0.11)		(1.11)		(0.86)		—		—
Net realized gains	—		(0.04)		(0.01)		(0.04)		(0.02)		—
Return of capital	—		(0.14)		—		—		—		—
Total distributions	—		(0.29)		(1.12)		(0.90)		(0.02)		—
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.41		$8.05		$8.82		$9.57		$9.45		$8.85
Total return (2)	4.47	% (12)	(5.67)%		4.48%		11.23%		6.99%		(10.97)%
Net assets, at end of period (000s)	$61,402		$72,169		$116,245		$121,148		$126,760		$278,757
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	1.95	% (11)	1.97	% (3)	2.00	% (3)(4)	1.97	% (3)(4)	2.40	% (3)(4)	2.35	% (3)(4)
Ratio of net expenses to average net assets (8)	1.95	% (11)(13)	1.95%		1.88	% (4)	1.87	% (4)	2.19	% (4)	2.24	% (4)
Ratio of net investment loss to average net assets (9)	(1.64	)% (11)	(1.46)%		(0.81	)% (5)	(0.85	)% (5)	(1.24	)% (5)	(1.27	)% (5)
Portfolio Turnover Rate	44	% (12)	78%		20%		0	% (10)	0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC	1.95	% (11)	1.97	% (3)	2.00	% (3)(4)	1.96	% (3)(4)	2.07	% (3)(4)	1.98	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	1.95	% (11)(13)	1.95	% (3)	1.88	% (4)	1.86	% (4)	1.86	% (4)	1.86	% (4)

(9)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC	(1.64	)% (11)	(1.46	)% (3)	(0.81	)% (5)	(0.84	)% (5)	(0.90	)% (5)	(0.90	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Annualized.

(12)	Not Annualized.

(13)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2018		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$7.75		$8.50		$9.26		$9.17		$8.65		$9.78
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.18)		(0.14)		(0.15)		(0.18)		(0.19)
Net realized and unrealized gain/(loss) on investments	0.42		(0.35)		0.43		1.06		0.72		(0.94)
Total from investment operations	0.32		(0.53)		0.29		0.91		0.54		(1.13)
Less distributions from:
Net investment income	—		(0.04)		(1.04)		(0.78)		—		—
Net realized gains	—		(0.04)		(0.01)		(0.04)		(0.02)		—
Return of capital	—		(0.14)		—		—		—		—
Total distributions	—		(0.22)		(1.05)		(0.82)		(0.02)		—
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.07		$7.75		$8.50		$9.26		$9.17		$8.65
Total return (2)	4.13	% (12)	(6.41)%		3.69%		10.35%		6.23%		(11.55)%
Net assets, at end of period (000s)	$30,247		$32,203		$45,572		$41,990		$37,348		$53,154
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	2.70	% (11)	2.73	% (3)	2.75	% (3)(4)	2.72	% (3)(4)	3.15	% (3)(4)	3.10	% (3)(4)
Ratio of net expenses to average net assets (8)	2.70	% (11)(13)	2.70%		2.63	% (4)	2.62	% (4)	2.94	% (4)	2.99	% (4)
Ratio of net investment loss to average net assets (9)	(2.39	)% (11)	(2.21)%		(1.57	)% (5)	(1.61	)% (5)	(2.01	)% (5)	(2.02	)% (5)
Portfolio Turnover Rate	44	% (12)	78%		20%		0	% (10)	0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)	2.70	% (11))	2.73	% (3)	2.75	% (3)(4)	2.71	% (3)(4)	2.82	% (3)(4)	2.73	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	2.70	% (11)(13)	2.70%		2.63	% (4)	2.61	% (4)	2.61	% (4)	2.61	% (4)

(9)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC	(2.39	)% (11)	(2.21)%		(1.57	)% (5)	(1.60	)% (5)	(1.68	)% (5)	(1.65	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Annualized.

(12)	Not Annualized.

(13)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2018		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$8.12		$8.89		$9.64		$9.52		$8.89		$9.96
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.10)		(0.05)		(0.06)		(0.09)		(0.10)
Net realized and unrealized gain/(loss) on investments	0.43		(0.36)		0.45		1.11		0.74		(0.97)
Total from investment operations	0.37		(0.46)		0.40		1.05		0.65		(1.07)
Less distributions from:
Net investment income	—		(0.13)		(1.14)		(0.89)		—		—
Net realized gains	—		(0.04)		(0.01)		(0.04)		(0.02)		—
Return of capital	—		(0.14)		—		—		—		—
Total distributions	—		(0.31)		(1.15)		(0.93)		(0.02)		—
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.49		$8.12		$8.89		$9.64		$9.52		$8.89
Total return (2)	4.56	% (12)	(5.37)%		4.73%		11.48%		7.30%		(10.74)%
Net assets, at end of period (000s)	$176,325		$152,690		$159,985		$121,119		$134,317		$236,188
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (7)	1.69	% (11)	1.74	% (3)	1.74	% (3)(4)	1.72	% (3)(4)	2.15	% (3)(4)	2.10	% (3)(4)
Ratio of net expenses to average net assets (8)	1.70	% (11)(13)	1.70%		1.63	% (4)	1.62	% (4)	1.94	% (4)	1.99	% (4)
Ratio of net investment loss to average net assets (9)	(1.39	)% (11)	(1.22)%		(0.59	)% (5)	(0.60	)% (5)	(1.01	)% (5)	(1.03	)% (5)
Portfolio Turnover Rate	44	% (12)	78%		20%		0	% (10)	0	% (10)	0	% (10)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC	1.69	% (11)	1.74	% (3)	1.74	% (3)(4)	1.71	% (3)(4)	1.82	% (3)(4)	1.73	% (3)(4)

(8)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC	1.70	% (11)(13)	1.70%		1.63	% (4)	1.61	% (4)	1.61	% (4)	1.61	% (4)

(9)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC	(1.39	)% (11)	(1.22)%		(0.59	)% (5)	(0.59	)% (5)	(0.67	)% (5)	(0.65	)% (5)

(10)	Amount represents less than 0.5%.

(11)	Annualized.

(12)	Not annualized.

(13)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$79,745,796	$—	$79,745,796
Short-term Investments	42,579,893	—	—	42,579,893
Swap Contracts	—	24,375,724	—	24,375,724
Total	$42,579,893	$104,121,520	$—	$146,701,413

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

A summary of the Fund’s investments in the MFL-CFC is as follows:

			% of the Fund’s
	Inception Date of	MFL-CFC Net Assets at	Total Net Assets at
	MFL-CFC	March 31, 2018	March 31, 2018
MFL-CFC	1/12/2010	$ 57,158,377	21.3%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in the part of the Fund’s cash that is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014 – 2016) or expected to be taken on the Fund’s 2017 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Fund and its subsidiary maintain short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2018, the net change in unrealized appreciation on swap contracts was $11,387,002. For the six months ended March 31, 2018, the Fund had realized gains of $1,599,585 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2018.

Amounts not offset in the Consolidated Statement of Assets and Liabilities

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
				Liabilities

		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the
	Recognized	Assets and	Consolidated Statement	Financial		Cash Collateral
Description	Assets	Liabilities	of Assets and Liabilities	Instruments		Pledged	Total
Swap Contracts	$25,000,576	$624,852	$24,375,724	$24,375,724	(1)	$—	$—
Total	$25,000,576	$624,852	$24,375,724	$24,375,724		$—	$—

(1)	The table above does not include additional cash collateral pledged to the counterparty. Additional cash and financial instruments pledged as collateral as of March 31, 2018 was $106,856,584.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation from swap contracts

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2018:

Asset Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2018
Swap Contracts	$1,405,450	$23,595,126	$25,000,576
	$1,405,450	$23,595,126	$25,000,576

Liability Derivatives Investment Fair Value

		Mixed:
	Mixed: Currency,	Commodity,
	Equity, and	Currency, Equity,	Total as of
	Interest Rate	and Interest Rate	March 31, 2018
Swap Contracts	$312,800	$312,052	$624,852
	$312,800	$312,052	$624,852

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2018:

Derivative Investment Type	Location of Gain on Derivatives
Equity/Currency/Commodity/Interest	Net realized gain from swap contracts
Rate Contracts	Net change in unrealized depreciation of swap contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2018:

Net Change in unrealized gain on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the six months
Derivative Investment Type	Rate	and Interest Rate	ended March 31, 2018
Swap Contract	$6,213,976	$5,173,026	$11,387,002
	$6,213,976	$5,173,026	$11,387,002

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Currency, Equity, and Interest	Mixed: Commodity, Currency, Equity,	Total for the six months
Derivative Investment Type	Rate	and Interest Rate	ended March 31, 2018
Swap Contract	$(356,934)	$1,956,519	$1,599,585
	$(356,934)	$1,956,519	$1,599,585

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $34,806,987 and $35,000,000, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the Advisor earned $1,883,391 in advisory fees. As of March 31, 2018, the Fund had a payable for advisory fees of $324,928.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively (the “Expense Limitation”). Prior to August 16, 2016, the Advisor agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) did not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2018, the Advisor recaptured $4,448 in previously waived/reimbursed advisory fees.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2018	$302,556
9/30/2019	$346,508
9/30/2020	$84,615

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The following chart identifies the year and amounts that have expired:

9/30/2017	$811,540
9/30/2016	$908,115
9/30/2015	$301,993

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (“Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2018, Class A and Class C shares of the Fund paid fees of $82,070 and $155,408, respectively, pursuant to the Plans.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended March 31, 2018, the Distributor received $14,967 and $19,395 in underwriting commissions for sales of Class A and Class C shares respectively, of which $2,025 and $641 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2018, the Fund received $3,039 in redemption fees.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

Cost for Federal Tax purposes	$122,408,750

Unrealized Appreciation	$—
Unrealized Depreciation	(83,061)
Tax Net Unrealized Depreciation	(83,061)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$3,783,954	$30,951,678
Long-Term Capital Gain	1,423,367	332,006
Return of Capital	4,752,074	—
	$9,959,395	$31,283,684

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(8,956,696)	$—	$(109,129,921)	$(222,451	$(118,309,068)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary and mark-to-market adjustments for open swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $8,694,494.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $262,202.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains tax adjustments for swaps, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2017 as follows.

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(945,685)	$572,646	$373,039

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2018, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Raymond James	51%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements

Equinox MutualHedge Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
Actual	Account Value	Value	During Period*	Expense
	10-1-17	3-31-18	10/1/17 – 3/31/18	Ratio
Class A	$ 1,000.00	$ 1,044.70	$ 9.94	1.95%
Class C	1,000.00	1,041.30	13.74	2.70%
Class I	1,000.00	1,045.60	8.67	1.70%

Hypothetical		Ending
(5% return before	Beginning	Account	Expenses Paid	Annualized
expenses)	Account Value	Value	During Period*	Expense
	10-1-17	3-31-18	10/1/17 – 3/31/18	Ratio
Class A	$ 1,000.00	$ 1,015.21	$ 9.80	1.95%
Class C	1,000.00	1,011.47	13.54	2.70%
Class I	1,000.00	1,016.45	8.55	1.70%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish St. Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 6/7/18